EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 yr	Dec. 31, 2022 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 40.03	$ 36.37
Management Share Option Plan | NYSE Common Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	30,491,000	39,745,000			44,093,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 28.63		$ 26.30		$ 25.16
Number of share options granted in share-based payment arrangement | shares	1,165,000	716,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 40.03	$ 36.37
Exercised (in shares) | shares	(10,187,000)	(4,731,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 20.58	$ 16.25
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(232,000)	(333,000)
Weighted average exercise price of share options exercised (in dollars per share) | $	$ 40.96	$ 39.57
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	56,410,000	41,337,000		41,337,000,000	39,425,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 36.47		$ 35.03		$ 35.00
Number of share options granted in share-based payment arrangement | shares	16,375,000	2,155,000
Exercised (in shares) | shares	(1,292,000)	(228,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 35.70	$ 34.84
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(10,000)	(15,000)
Weighted average share price, share options granted	$ 40.03	$ 36.37
Weighted average exercise price of share options expired in share-based payment arrangement	$ 42.18	$ 43.51